Fair value measurements and financial risk management - Schedule of valuation methodologies and inputs (Details) - Level 3	Dec. 31, 2025	Dec. 31, 2024
Monte Carlo simulation | Timing of achievement
Fair value measurements and financial risk management
Contingent consideration, measurement input	2	2
Monte Carlo simulation | Probability of achievement
Fair value measurements and financial risk management
Contingent consideration, measurement input	0.990	0.990
Adjusted estimated net asset fair value | Capitalization rate
Fair value measurements and financial risk management
Investment, measurement input		0.089